Long-Term Debt, net - Additional Information (Details)		1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 11, 2021 USD ($)	Dec. 31, 2022 USD ($) installment	Jun. 30, 2022 USD ($) item	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) installment	Mar. 31, 2024 USD ($) item
Long-Term Debt, net
Incurred interest expense				$ 18,700,000	$ 18,500,000
Interest expense capitalized				$ 11,400,000	$ 7,200,000
Vessels subject to first preferred mortgages as collateral | item				27
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities				$ 1,763,900,000
Deferred bond issuance costs				8,100,000		$ 6,300,000
Vessels under construction
Long-Term Debt, net
Interest expense capitalized				$ 11,400,000		17,400,000	$ 5,000,000.0
Vessels under construction subject to first preferred mortgages as collateral | item				5
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility				$ 130,000,000		130,000,000
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Credit facility				450,000,000.0				$ 450,000,000.0
Number of vessels pledged as collateral | item								8
Amount drawn				$ 181,000,000.0
Number of vessels delivered | item				3
Spread on variable rate				1.85%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Remaining borrowing availability				$ 269,000,000.0
Long-term debt				181,000,000
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility				$ 130,000,000
Number of vessels pledged as collateral | item			6
Spread on variable rate			2.16%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Face amount of debt			$ 130,000,000.0
TEU of vessels pledged to loan | item			5,466
Balloon payment at maturity			$ 67,200,000
Term of debt			5 years
Minimum percentage of fair market value of collateral vessels required to cover loan value				125.00%
Long-term debt				$ 90,000,000		100,000,000
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Long-Term Debt, net
Amount of quarterly instalment			$ 5,000,000.0
BNP Paribas/Credit Agricole $130 mil. Facility | Twelve Quarterly Installments
Long-Term Debt, net
Amount of quarterly instalment			$ 1,900,000
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility		$ 815,000,000		55,250,000			815,000,000
Credit facility debt extinguished		437,750,000
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility		$ 382,500,000		382,500,000		382,500,000	$ 382,500,000
Amount drawn				0
Spread on variable rate		2.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Number of quarterly instalments | installment		20					20
Amount of quarterly instalment		$ 11,250,000
Balloon payment at maturity		$ 157,500,000					$ 157,500,000
Term of debt		5 years
Commitment fee payable (as a percent)		0.80%
Remaining borrowing availability				315,000,000.0
Citibank $382.5 mil. Revolving Credit Facility | BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility				382,500,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Credit facility		$ 55,250,000		55,250,000		55,250,000	$ 55,250,000
Spread on variable rate		2.30%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Number of quarterly instalments | installment		20					20
Amount of quarterly instalment		$ 1,875,000
Balloon payment at maturity		$ 17,750,000					$ 17,750,000
Term of debt		5 years
Long-term debt				44,000,000		47,750,000
Senior unsecured notes
Long-Term Debt, net
Face amount of debt	$ 300,000,000.0
Fixed interest rate (as a percent)	8.50%
Percentage of principal amount redeemable from equity offering within 90 days of closing	35.00%
Redemption period of principal from closing of equity offering	90 days
Amount repurchased		$ 37,200,000					$ 37,200,000
Deferred bond issuance costs	$ 9,000,000.0
Long-term debt				$ 262,766,000		$ 262,766,000
Senior unsecured notes | On or after March 1, 2024
Long-Term Debt, net
Redemption price (as percent)	104.25%
Senior unsecured notes | On or after March 1, 2025
Long-Term Debt, net
Redemption price (as percent)	102.125%
Senior unsecured notes | On or after March 1, 2026
Long-Term Debt, net
Redemption price (as percent)	100.00%
Senior unsecured notes | 90 days after equity offering
Long-Term Debt, net
Redemption price (as percent)	108.50%
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility and Syndicated $450.0 mil. Facility
Long-Term Debt, net
Minimum percentage of fair market value of collateral vessels required to cover loan value				120.00%
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility, Syndicated $450.0 mil. Facility, and the BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Minimum liquidity				$ 30,000,000.0
Maximum leverage ratio				6.5
Minimum interest coverage ratio				2.5